Related-party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related-party Transactions

19 Related-party Transactions

The Company’s related parties are the members of the board of directors of NXP Semiconductors N.V., the members of the management team of NXP Semiconductors N.V. and equity-accounted investees.

Other

We have a number of strategic alliances and joint ventures. We have relationships with certain of our alliance partners in the ordinary course of business whereby we enter into various sale and purchase transactions, generally on terms comparable to transactions with third parties. However, in certain instances upon divestment of former businesses where we enter into supply arrangements with the former owned business, sales are conducted at cost.

The following table presents the amounts related to revenue and expenses incurred in transactions with these related parties:

	2015	2014	2013

Revenue	8	11	—
Purchase of goods and services	85	103	102

The following table presents the amounts related to balances with these related parties:

	2015	2014

Receivables	24	15
Payables	24	30